LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of the changes in the ALLL by portfolio segment for the periods -Allowance for Loan Losses (Details 1) (USD $)				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Loans Receivable	Sep. 30, 2012 Loans Receivable Commercial & Industrial	Sep. 30, 2012 Loans Receivable Owner-occ. CRE	Sep. 30, 2012 Loans Receivable Investment CRE	Sep. 30, 2012 Loans Receivable Construction & Land Development	Sep. 30, 2012 Loans Receivable Residential Construction	Sep. 30, 2012 Loans Receivable Residential First Mortgage	Sep. 30, 2012 Loans Receivable Residential Junior Mortgage	Sep. 30, 2012 Loans Receivable Retail & Other
Allowance for Loan Losses (ALLL):
Beginning balance December 31, 2011	$ 6,490,649	$ 5,899,488	$ 8,635,059	$ 5,899,000	$ 1,965,000	$ 347,000	$ 393,000	$ 2,035,000	$ 311,000	$ 405,000	$ 419,000	$ 24,000
Provision for loan losses charged to operations				3,350,000	806,000	1,507,000	210,000	154,000	205,000	310,000	125,000	33,000
Loans charged off				2,836,000	129,000	1,327,000	305,000	307,000	396,000	216,000	118,000	38,000
Recoveries				78,000	34,000	9,000		22,000		7,000	5,000	1,000
Ending balance September 30, 2012	$ 6,490,649	$ 5,899,488	$ 8,635,059	$ 6,491,000	$ 2,676,000	$ 536,000	$ 298,000	$ 1,904,000	$ 120,000	$ 506,000	$ 431,000	$ 20,000